Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2016	Feb. 28, 2015
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 246,419	$ 233,878	$ 208,021	$ 213,344	$ 192,627	$ 149,188	$ 138,041	$ 135,495	$ 114,339	$ 94,319	$ 100,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 272,904	246,691	194,080	196,069	169,974	136,630	128,610	121,420	110,843	96,689	100,000
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Account Value	$ 320,755	272,905	212,209	230,845	205,573	151,908	142,099	135,269	116,387	92,156	100,000
Russell Midcap Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Total Return Index
Account Value	$ 284,517	248,393	198,663	216,672	226,454	154,838	143,551	130,680	108,361	89,160	100,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 338,769	$ 286,107	$ 219,319	$ 237,594	$ 204,138	$ 155,486	$ 143,712	$ 137,287	$ 117,238	$ 93,809	$ 100,000